Fixed assets (Schedule of Fixed Assets) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance		€ 264,095
Balance		340,065	$ 384,886	€ 264,095
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		250,155
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		274,520		122,571
Additions		89,907		138,045
New companies				13,961
Disposals				(52)
Effect of changes in exchange rates		2		(5)
Balance		364,429		274,520
Gross carrying amount [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		223,626		102,784
Additions		26,529		120,842
New companies				0
Disposals				0
Effect of changes in exchange rates		0		0
Balance		250,155		223,626
Gross carrying amount [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		16,607		0
Additions		62,285		16,607
New companies				0
Disposals				0
Effect of changes in exchange rates		0		0
Balance		78,892		16,607
Gross carrying amount [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		34,107		19,588
Additions		1,085		558
New companies	[1]			13,961
Disposals				0
Effect of changes in exchange rates		0		0
Balance		35,192		34,107
Gross carrying amount [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		180		147
Additions		8		38
New companies				0
Disposals				0
Effect of changes in exchange rates		2		(5)
Balance		190		180
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0		52
Additions		0		0
New companies				0
Disposals				(52)
Effect of changes in exchange rates		0		0
Balance		0		0
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(10,425)		(8,182)
Depreciation for the year		13,937		2,299
Disposals				52
Effect of changes in exchange rates		2		(4)
Balance		(24,364)		(10,425)
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(6,286)		(5,456)
Depreciation for the year		10,971		830
Disposals				0
Effect of changes in exchange rates		0		0
Balance		(17,257)		(6,286)
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0		0
Depreciation for the year		0		0
Disposals				0
Effect of changes in exchange rates		0		0
Balance		0		0
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(4,002)		(2,545)
Depreciation for the year		2,950		1,457
Disposals				0
Effect of changes in exchange rates		0		0
Balance		(6,952)		(4,002)
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(137)		(129)
Depreciation for the year		16		12
Disposals				0
Effect of changes in exchange rates		2		(4)
Balance		(155)		(137)
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(0)		(52)
Depreciation for the year		0		0
Disposals				52
Effect of changes in exchange rates		0		0
Balance		(0)		(0)
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		264,095		114,389
Balance		340,065		264,095
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		217,340		97,328
Balance		232,898		217,340
Carrying Amounts [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		16,607		0
Balance		78,892		16,607
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		30,105		17,043
Balance		28,240		30,105
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		43		18
Balance		35		43
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0		0
Balance		€ 0		€ 0

[1]	See Note 6D1, Reclassified